Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

February 29, 2020

SO-QTLY-0420
1.797930.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.2%
Media - 2.2%
Liberty Global PLC Class C (a)	378,100	$7,029
Nexstar Broadcasting Group, Inc. Class A	86,000	9,888
		16,917
CONSUMER DISCRETIONARY - 9.6%
Distributors - 1.0%
LKQ Corp. (a)	265,600	7,856
Diversified Consumer Services - 0.9%
Laureate Education, Inc. Class A (a)	365,400	6,833
Hotels, Restaurants & Leisure - 1.4%
Eldorado Resorts, Inc. (a)	218,800	10,979
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	67,700	8,202
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	263,300	9,121
Leisure Products - 0.6%
Mattel, Inc. (a)(b)	399,900	4,715
Specialty Retail - 1.5%
Lowe's Companies, Inc.	68,000	7,247
Sally Beauty Holdings, Inc. (a)	342,900	4,266
		11,513
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd. (a)	297,100	7,671
PVH Corp.	106,700	7,908
		15,579

TOTAL CONSUMER DISCRETIONARY		74,798

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 1.4%
U.S. Foods Holding Corp. (a)	327,700	11,024
Food Products - 2.5%
Conagra Brands, Inc.	391,900	10,460
Darling International, Inc. (a)	344,422	8,852
		19,312
Household Products - 1.9%
Energizer Holdings, Inc. (b)	153,800	6,612
Spectrum Brands Holdings, Inc.	154,000	8,299
		14,911
Tobacco - 1.2%
Altria Group, Inc.	226,600	9,148

TOTAL CONSUMER STAPLES		54,395

ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Cheniere Energy, Inc. (a)	186,500	9,566
Golar LNG Ltd. (b)	366,700	4,699
Hess Corp.	201,200	11,303
Noble Energy, Inc.	532,100	8,423
Ovintiv, Inc. (b)	306,220	3,538
Valero Energy Corp.	86,900	5,757
		43,286
FINANCIALS - 18.7%
Banks - 4.6%
East West Bancorp, Inc.	208,800	8,089
First Citizens Bancshares, Inc.	13,900	6,301
Truist Financial Corp.	322,928	14,900
Wells Fargo & Co.	149,200	6,095
		35,385
Capital Markets - 7.1%
Ameriprise Financial, Inc.	82,100	11,601
Apollo Global Management LLC Class A	235,150	9,796
Lazard Ltd. Class A	214,100	7,669
LPL Financial	140,000	11,127
Raymond James Financial, Inc.	182,600	15,271
		55,464
Consumer Finance - 5.3%
Capital One Financial Corp.	164,900	14,554
Discover Financial Services	110,800	7,266
OneMain Holdings, Inc.	241,200	8,864
SLM Corp.	1,007,884	10,452
		41,136
Insurance - 1.7%
The Travelers Companies, Inc.	106,800	12,796

TOTAL FINANCIALS		144,781

HEALTH CARE - 6.1%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	91,600	8,613
Health Care Providers & Services - 4.0%
Centene Corp. (a)	197,500	10,471
Cigna Corp.	67,200	12,294
Humana, Inc.	25,600	8,184
		30,949
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	65,600	7,516

TOTAL HEALTH CARE		47,078

INDUSTRIALS - 14.0%
Aerospace & Defense - 1.9%
General Dynamics Corp.	42,300	6,755
Huntington Ingalls Industries, Inc.	40,600	8,345
		15,100
Airlines - 0.7%
American Airlines Group, Inc.	264,000	5,029
Commercial Services & Supplies - 1.0%
The Brink's Co.	101,500	7,946
Construction & Engineering - 2.6%
AECOM (a)	239,800	10,777
Williams Scotsman Corp. (a)(b)	550,700	9,659
		20,436
Machinery - 0.9%
Allison Transmission Holdings, Inc.	171,500	6,963
Road & Rail - 1.6%
Knight-Swift Transportation Holdings, Inc. Class A	168,700	5,388
Ryder System, Inc.	189,700	7,216
		12,604
Trading Companies & Distributors - 5.3%
AerCap Holdings NV (a)	188,937	9,840
Ashtead Group PLC	206,700	6,480
Fortress Transportation & Infrastructure Investors LLC	333,900	6,037
HD Supply Holdings, Inc. (a)	276,500	10,513
Univar, Inc. (a)	463,700	7,878
		40,748

TOTAL INDUSTRIALS		108,826

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	561,568	6,183
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	519,300	5,769
IT Services - 1.2%
Conduent, Inc. (a)	667,900	2,184
DXC Technology Co.	305,500	7,366
		9,550
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd.	393,900	8,390
NXP Semiconductors NV	56,100	6,378
		14,768
Software - 1.4%
Micro Focus International PLC	345,229	3,288
SS&C Technologies Holdings, Inc.	132,600	7,359
		10,647

TOTAL INFORMATION TECHNOLOGY		46,917

MATERIALS - 6.4%
Chemicals - 4.8%
DuPont de Nemours, Inc.	197,637	8,479
Olin Corp. (b)	873,183	14,137
The Chemours Co. LLC (b)	332,600	4,942
The Mosaic Co. (b)	314,500	5,356
Tronox Holdings PLC	579,500	4,254
		37,168
Containers & Packaging - 1.6%
Crown Holdings, Inc. (a)	182,154	12,842

TOTAL MATERIALS		50,010

REAL ESTATE - 13.8%
Equity Real Estate Investment Trusts (REITs) - 11.7%
American Tower Corp.	50,608	11,478
CubeSmart	705,400	21,352
Digital Realty Trust, Inc.	86,800	10,426
Equinix, Inc.	27,200	15,580
Equity Lifestyle Properties, Inc.	258,900	17,691
National Retail Properties, Inc.	285,400	14,513
		91,040
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	291,300	16,354

TOTAL REAL ESTATE		107,394

UTILITIES - 10.3%
Electric Utilities - 4.9%
Edison International	282,800	19,001
Exelon Corp.	441,800	19,046
		38,047
Independent Power and Renewable Electricity Producers - 1.9%
Vistra Energy Corp.	773,100	14,867
Multi-Utilities - 3.5%
Sempra Energy	193,288	27,016

TOTAL UTILITIES		79,930

TOTAL COMMON STOCKS
(Cost $789,935)		774,332

Money Market Funds - 3.1%
Fidelity Securities Lending Cash Central Fund 1.60% (c)(d)
(Cost $24,509)	24,506,700	24,509
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $814,444)		798,841
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(22,738)
NET ASSETS - 100%		$776,103

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$27
Fidelity Securities Lending Cash Central Fund	4
Total	$31

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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